REVENUE	12 Months Ended
Dec. 31, 2022
REVENUE
REVENUE
25.     REVENUE

Gross revenue:	2022	2021	2020
Direct Selling	34,665,365	38,529,367	37,607,816
Retail	6,049,381	6,231,776	3,959,008
Online	3,129,568	3,412,849	3,061,239
Other sales	3,264,388	3,468,884	3,069,555
Subtotal	47,108,702	51,642,876	47,697,618

Returns and cancellations	(636,642)	(644,693)	(617,140)
Commercial discounts and rebates	(1,123,746)	(1,238,667)	(1,062,204)
Taxes on sales	(8,998,691)	(9,594,829)	(9,096,294)
Subtotal	(10,759,079)	(11,478,189)	(10,775,638)
Total net revenue	36,349,623	40,164,687	36,921,980